Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates	$ 69	$ 2,319
Farfetch Finance Limited
Disclosure Of Significant Investments In Associates [Line Items]
Name of associate	Farfetch Finance Limited
The Diem Association
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates	$ 9,000
Alanui
Disclosure Of Significant Investments In Associates [Line Items]
Name of associate	Alanui

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.